Commitment	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitment
7.	Commitment

Effective December 11, 2017, as subsequently amended, the Company entered into a binding Letter of Intent (“LOI”) with Alliance Growers Corp. (“Alliance”), whereby the Company will build a new cannabis biotech complex (the “Biotech Complex”) located in British Columbia, through their subsidiary, 1155097 BC Ltd. (“115BC”). The LOI was superseded and replaced by an Option Agreement (the “Agreement”) made on January 25, 2019, between the Company’s wholly owned subsidiary WFS Pharmagreen Inc. (“WFS”) and Alliance. Refer to Note 9.

8.	Commitment

Effective December 11, 2017, as subsequently amended, the Company entered into a binding Letter of Intent (“LOI”) with Alliance Growers Corp. (“Alliance”), whereby the Company will build a new cannabis biotech complex (the “Biotech Complex’) located in British Columbia, through their subsidiary, 1155097 BC Ltd. (“115BC”) Alliance may purchase up to a 30% equity interest in 115BC and the Biotech Complex, in consideration for funding up to 30% of the total construction costs. Alliance will have the first right of refusal to participate in future equity financing to maintain their percentage interest in 115BC, if it requires financing for growth and expansion.